Derivatives - Unamortised balance of derivatives valued using models with significant unobservable inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortised balance at beginning of period	$ 104,000	$ 73,000
Deferral on new transactions	311,000	232,000
Recognised in the income statement during the year:	(308,000)	(205,000)
– amortisation	(177,000)	(116,000)
– subsequent to unobservable inputs becoming observable	(4,000)	(4,000)
– maturity, termination or offsetting derivative	(127,000)	(85,000)
Exchange differences	(1,000)	4,000
Other	0	0
Unamortised balance at end of period	$ 106,000	$ 104,000